Related parties	3 Months Ended
Mar. 31, 2023
Related Party [Abstract]
Related parties	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. The Company has identified the following related parties and related transactions.
A.T. Holdings II Sàrl (“AT Holdings II”) is a shareholder in the Company. AT Holdings II is in turn ultimately wholly owned by Auven Therapeutics Holdings, L.P. (“ATH”), a limited partnership registered in the British Virgin Islands. ATH’s General Partner is Auven Therapeutics General L.P., which itself is a limited partnership whose General Partner is Auven Therapeutics GP Ltd. The manager of ATH is Auven Therapeutics Management L.L.L.P. (“ATM”). As a result, ATH is considered a related party.
Based on the Company’s contribution and equity interest in Overland ADCT BioPharma, certain of the Company’s employees serve on its board of directors. As a result, Overland ADCT BioPharma is considered a related party.
Services provided by the Company to related parties
The Company provides certain administrative services to three subsidiaries of ATH and provides Overland ADCT BioPharma clinical supply for use in trials and supply for early access programs, the amounts of which have been deemed immaterial.
As contemplated by the license agreement with Overland ADCT BioPharma, Overland ADCT BioPharma has elected to participate in certain of the Company’s global clinical trials, in exchange for which it reimburses the Company for a portion of the cost of those trials. Overland ADCT BioPharma also reimburses the Company for certain expenses in connection with technology transfer and assistance of clinical personnel. During the three months ended March 31, 2023, the Company incurred KUSD 1,066 of clinical trial and service costs to be reimbursed by Overland ADCT BioPharma, which is recorded as a reduction of R&D expenses in the Company’s unaudited condensed consolidated interim statement of operations (three months ended March 31, 2022: KUSD 320).
Related party balances
The Company had a related party receivable balance with Overland ADCT BioPharma of KUSD 1,066 and KUSD 805 as of March 31, 2023 and December 31, 2022, respectively. There was KUSD 20 in trade accounts payable with related parties as of December 31, 2022. There were no trade accounts payable with related parties as of March 31, 2023.
Key management compensation
The compensation of key management is shown below:

	Three months ended March 31,
(in KUSD)	2023	2022
Salaries and other short-term employee costs	3,631	2,144
Pension costs	195	133
Share-based compensation expense	3,644	5,574
Other compensation	38	10
Total	7,508	7,861